Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) € in Thousands	6 Months Ended
Jun. 30, 2026 EUR (€)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	€ 4,566
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	4,409
Gross book value of intangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	17,007
Increases	627
Decreases	0
Other movements & transfer.	0
Currency translation	1
Property, plant and equipment at end of period	17,635
Gross book value of intangible assets | Fixtures, fittings and installations
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	3,485
Increases	8
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	3,493
Gross book value of intangible assets | Right of use – Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	9,067
Increases	0
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	9,067
Gross book value of intangible assets | Technical equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	2,589
Increases	2
Decreases	0
Other movements & transfer.	34
Currency translation	0
Property, plant and equipment at end of period	2,625
Gross book value of intangible assets | Office and IT equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,225
Increases	12
Decreases	0
Other movements & transfer.	19
Currency translation	1
Property, plant and equipment at end of period	1,258
Gross book value of intangible assets | Tangible assets in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	245
Increases	590
Decreases	0
Other movements & transfer.	(53)
Currency translation	0
Property, plant and equipment at end of period	782
Gross book value of intangible assets | Prepayments on tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	396
Increases	15
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	411
Accumulated depreciation of intangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(12,441)
Increases	(784)
Decreases	0
Other movements & transfer.	0
Currency translation	(1)
Property, plant and equipment at end of period	(13,226)
Accumulated depreciation of intangible assets | Fixtures, fittings and installations
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(2,830)
Increases	(111)
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	(2,941)
Accumulated depreciation of intangible assets | Right of use – Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(6,505)
Increases	(543)
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	(7,048)
Accumulated depreciation of intangible assets | Technical equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(2,091)
Increases	(67)
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	(2,157)
Accumulated depreciation of intangible assets | Office and IT equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(1,015)
Increases	(63)
Decreases	0
Other movements & transfer.	0
Currency translation	(1)
Property, plant and equipment at end of period	(1,079)
Netting
Reconciliation of changes in property, plant and equipment [abstract]
Increases	(158)
Decreases	€ 0